Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 27,094		$ 27,094		$ 10,754
Accumulated depreciation		(6,169)		(6,169)		(5,551)
Total		20,925		20,925		5,203
Depreciation of property and equipment		700	$ 400	1,142	$ 781
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		8,446		8,446		7,211
Aircraft
Property, Plant and Equipment [Line Items]
Property and equipment, gross		12,720		12,720
Aggregate purchase price	$ 12,700
Inspection and testing tools	$ 700
Aircraft estimated useful life	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 5,928		$ 5,928		$ 3,543